FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2024
FINANCIAL STATEMENTS SCHEDULE I
FINANCIAL STATEMENTS SCHEDULE I

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share and per share data)

	As of December 31,
	2023	2024
	RMB	RMB	US$
			(Note 2(e))
ASSETS
Cash and cash equivalents	8,881	1,082,454	148,296
Short-term investment	1,020,094	222,293	30,454
Investments in equity investees including subsidiaries and VIE, and amounts due from subsidiaries and VIE	65,804,572	68,088,895	9,328,140
Prepayments and other current assets	—	8,693	1,191
Long-term investment	69,629	—	—
TOTAL ASSETS	66,903,176	69,402,335	9,508,081
LIABILITIES AND EQUITY
Dividends payable	1,548	14,134	1,936
Other current liability	70,333	55,728	7,635
Convertible senior notes	—	7,270,081	995,997
Convertible senior notes-non-current	7,029,550	—	—
Total liabilities	7,101,431	7,339,943	1,005,568

Shareholders’ equity:
Ordinary shares (US$0.0001 par value; 10,000,000,000 shares authorized; 812,866,663 shares issued and 804,719,252 shares outstanding as of December 31, 2023; 810,339,182 shares issued and 798,622,719 shares outstanding as of December 31, 2024)	525	523	72
Additional paid-in capital	24,201,745	24,389,905	3,341,403
Treasury shares, at cost (3,000,000 and 7,774,535 shares as of December 31, 2023 and 2024, respectively)	(510,986)	(1,131,895)	(155,069)
Retained earnings	36,301,185	39,098,553	5,356,480
Accumulated other comprehensive loss	(190,724)	(294,694)	(40,373)
Total shareholders’ equity	59,801,745	62,062,392	8,502,513
TOTAL LIABILITIES AND EQUITY	66,903,176	69,402,335	9,508,081

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(Amounts in thousands, except for share and per share data)

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
				(Note 2(e))
Operating expenses:
General and administrative	(197,209)	(260,613)	(337,258)	(46,204)
Other operating income, net	59,881	52,968	111,545	15,282
Total operating expenses	(137,328)	(207,645)	(225,713)	(30,922)
Interest income	22,927	79,737	120,854	16,557
Interest expense	(64,412)	(162,326)	(151,209)	(20,716)
Loss from operations	(178,813)	(290,234)	(256,068)	(35,081)
Gain from fair value change at financial instruments	15,995	58,682	830	114
Impairment of investment in equity investees	—	—	(479,931)	(65,750)
Loss before income tax and share of profit in subsidiaries, VIE and equity method investments	(162,818)	(231,552)	(735,169)	(100,717)
Income tax expense	(19,987)	(26,270)	(31,510)	(4,318)
Share of profit in subsidiaries, VIE and equity method investments	6,991,861	9,006,826	9,583,514	1,312,936
Net income attributable to ZTO Express (Cayman) Inc.	6,809,056	8,749,004	8,816,835	1,207,901
Net income attributable to ordinary shareholders	6,809,056	8,749,004	8,816,835	1,207,901
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustment	155,432	(104,052)	(103,970)	(14,244)
Comprehensive income	6,964,488	8,644,952	8,712,865	1,193,657

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share and per share data)

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
				(Note 2(e))
Cash flows from operating activities:
Net income	6,809,056	8,749,004	8,816,835	1,207,901
Adjustments to reconcile net income to net cash used by operating activities
Share-based compensation	178,980	254,976	318,692	43,661
Fair value change at financial instruments	(15,995)	(58,682)	(830)	(114)
Impairment of investment in equity investees	—	—	479,931	65,750
Share of profit in subsidiaries and VIE	(6,991,861)	(9,006,826)	(9,583,514)	(1,312,936)
Changes in operating assets and liabilities:
Prepayments and other current assets	—	—	(12,474)	(1,709)
Other current liabilities	35,458	87,973	41,241	5,650
Net cash provided by operating activities	15,638	26,445	59,881	8,203
Cash flows from investing activities:
Payment and collection of loans to and investments in subsidiaries, VIE and equity investees	(2,580,373)	1,561,076	6,893,615	944,421
Purchases of short-term investment	(4,171,949)	(6,188,527)	(992,274)	(135,941)
Maturity of short-term investment	1,840,751	7,723,557	1,858,056	254,553
Purchases of long-term investment	—	(69,101)	—	—
Net cash provided by /(used in) investing activities	(4,911,571)	3,027,005	7,759,397	1,063,033
Cash flows from financing activities:
Payment of issuance cost	(228)	—	—	—
Payment of dividends	(1,323,205)	(2,072,509)	(5,605,451)	(767,944)
Proceeds from issuance of convertible senior notes, net of issuance cost paid and capped call option	6,416,762	—	—	—
Repurchase of ordinary shares	(84,547)	(1,006,451)	(1,157,472)	(158,573)
Proceeds from short-term borrowing	655,520	1,362,060	1,000,000	136,999
Repayment of short-term borrowing	(1,442,104)	(1,379,140)	(1,000,567)	(137,077)
Net cash (used in)/provided by financing activities	4,222,198	(3,096,040)	(6,763,490)	(926,595)
Effect of exchange rate changes on cash, cash equivalents	123,638	(19,466)	17,785	2,438
Net change in cash, cash equivalents	(550,097)	(62,056)	1,073,573	147,079
Cash, cash equivalents, beginning of year	621,034	70,937	8,881	1,217
Cash, cash equivalents, end of year	70,937	8,881	1,082,454	148,296

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
				(Note 2(e))
Supplemental disclosure on non-cash information
Cash dividends declared in payables	730	7	12,543	1,718

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO SCHEDULE I

1)

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company does not include condensed financial information as to the changes in equity as such financial information is the same as the consolidated statements of changes in shareholders’ equity.

2)

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investments in equity investees including subsidiaries and VIE, and amounts due from subsidiaries and VIE” and the subsidiaries and VIE’s profit or loss as “Share of profit in subsidiaries, VIE and equity method investments” on the Condensed Statements of Operations and Comprehensive Income.

3)	As of December 31, 2023 and 2024, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or guarantees of the Company.
4)

Translations of balances in the additional financial information of Parent Company- Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2024 are solely for the convenience of the readers and were calculated at the rate of 7.2993, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2024. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2024, or at any other rate.